Dividends - Summary of Dividends (Parenthetical) (Detail) - R / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]	Dec. 31, 2014
Final Dividend [Member]
Disclosure of Dividends [Line Items]
Dividends declared per share		R 0.60	R 0.21	R 0.20
Dividend declared date	Feb. 16, 2017
Interim Dividend [Member]
Disclosure of Dividends [Line Items]
Dividends declared per share	R 0.40	R 0.50	R 0.04
Approved dividend [member]
Disclosure of Dividends [Line Items]
Final dividend approved by the Board, Value	R 0.5

[1]	As Restated - Refer note 40 for further details.